Financial Instruments (Unrealized Gain or Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Funded landfill post-closure costs	$ (87)	$ (59)
Interest rate swaps	(3,251)	2,269
Fuel hedges	(1,699)	(928)
Foreign currency exchange agreements	(77)	443
Wood waste supply agreement	832	0
Net loss (gain) on financial instruments	$ (4,282)	$ 1,725